SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Director fees	$ 131,469	$ 148,914	$ 375,368	$ 452,154
Salaries	127,329	300,836	396,916	842,436
Share-based payments	223,364	375,619	527,224	906,498
Total	$ 482,162	$ 825,369	$ 1,299,508	$ 2,201,088